Fees Summary	Apr. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 218,000
Previously Paid Amount	0.00
Total Fee Amount	30.11
Total Offset Amount	0.00
Net Fee	30.11
Narrative - Max Aggregate Offering Price	$ 218,000
Final Prospectus	true